COST METHOD INVESTMENTS	12 Months Ended
Dec. 31, 2016
COST METHOD INVESTMENTS [Abstract]
COST METHOD INVESTMENTS
16.	COST METHOD INVESTMENTS

As of December 31, 2016, the Group had the following cost method investments:

		Equity interest owned by the Group As of December 31,
	Note	2015	2016
Allcure Information	i)	20%	20%

i)
20% equity interest of Allcure Information with a carrying amount of RMB22,160 was obtained through the disposal of JWYK in 2015 (note 4). There was no impairment indicator for the cost method investment as of December 31, 2016.